Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | VSE Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Boot Barn Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Hamilton Lane, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Loar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Mirion Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Ensign Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | JFrog Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | VSE Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Casella Waste Systems, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Boot Barn Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Hamilton Lane, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Loar Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Mirion Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Ensign Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | JFrog Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Variable Portfolio – Partners Small Cap Growth Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%